Additional information on operating expenses by nature (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Depreciation, Amortization and Impairment Charges
Depreciation, amortization and impairment charges are included in the following line items of the 2020 consolidated income statement:

Million US dollar	Depreciation and impairment of property, plant and equipment	Amortization and impairment of intangible assets	Depreciation and impairment of right-of-use asset	Impairment of goodwill, tangible and intangible assets
Cost of sales	2 625	91	16	—
Distribution expenses	141	3	108	—
Sales and marketing expenses	339	291	224	—
Administrative expenses	310	323	125	—
Other operating expenses	3	—	—	—
Exceptional items	—	—	—	2 733

Depreciation, amortization and impairment	3 418	708	473	2 733
Depreciation, amortization and impairment charges are included in the following line items of the 2019 consolidated income statement:

Million US dollar	Depreciation and impairment of property, plant and equipment	Amortization and impairment of intangible assets	Depreciation and impairment of right-of-use asset	Impairment of goodwill, tangible and intangible assets
Cost of sales	2 751	86	11	—
Distribution expenses	155	4	191	—
Sales and marketing expenses	379	247	160	—
Administrative expenses	277	290	98	—
Other operating expenses	8	—	—	—

Depreciation, amortization and impairment	3 570	627	460	—
Depreciation, amortization and impairment charges are included in the following line items of the 2018 restated consolidated income statement:

Million US dollar (restated)	Depreciation and impairment of property, plant and equipment	Amortization and impairment of intangible assets	Depreciation and impairment of right-of-use asset	Impairment of goodwill, tangible and intangible assets
Cost of sales	2 807	67	—	—
Distribution expenses	166	3	186	—
Sales and marketing expenses	414	165	153	—
Administrative expenses	285	254	116	—
Other operating expenses	8	—	—	—

Depreciation, amortization and impairment	3 680	489	455	—